Derivative Liabilities (Details Narrative)		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 17, 2023 USD ($)	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2024 USD ($)	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2024 USD ($)	Oct. 31, 2024 USD ($) shares	Jan. 31, 2025 USD ($) shares	Jan. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2021 shares
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Common stock, shares outstanding | shares		70,348,449		70,348,449		53,332,498	53,332,498	49,813,861	10,888,894
Common stock shares growth monthly percentage		2.68%		2.68%		2.49%
Proceeds from sale of common stock	$ 20,000			$ 418,100			$ 90,919
Gain on derivative liabilities		$ 119,443	$ 1,642,566	165,938	2,493,598		4,109,195	(2,386,907)
Amortization of debt discount				52,614	66,048		145,038	197,477
Derivative loss		$ (119,443)	(1,642,566)	(165,938)	(2,493,598)		(4,109,195)	2,386,907
Derivative Liability [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Gain on derivative liabilities					(0)		0	(0)
Amortization of debt discount					67,352		67,352	146,368
Interest expense					46,362		67,352	198,453
Unamortized debt discount			20,990		20,990		0	0
Reclassification due to conversion of convertible notes							52,476	156,309
Gain on derivative liability							4,109,195
Derivative loss					0		0	0
Derivative Liability [Member] | Convertible Debt [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative liabilities							$ 67,352
Common Stock [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Proceeds from sale of common stock				$ 500,000		$ 500,000
Common stock, discount percentage		25.00%		25.00%		25.00%
Warrant [Member] | Derivative Liability [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative liabilities			$ 67,352		$ 67,352			$ 146,368
Measurement Input, Price Volatility [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative liabilities, measurement input		150.3		150.3			171.7
Measurement Input, Expected Term [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Expected term		1 year 18 days		1 year 18 days			1 year 6 months 18 days
Measurement Input, Risk Free Interest Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative liabilities, measurement input		4.14		4.14			4.29
Measurement Input, Expected Dividend Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative liabilities, measurement input		0		0			0
Measurement Input, Exercise Price [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative liabilities, measurement input | $ / shares		20		20				20
Measurement Input, Exercise Price [Member] | Share-Based Payment Arrangement, Option [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative liabilities, measurement input | $ / shares		1		1
Measurement Input, Option Volatility [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative liabilities, measurement input | $ / shares								1